Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of December 31, 2025, 2024 and 2023:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	5.41	440,719	7.05
Forfeited/Expired	12.02	(104,299)	6.77
Exercised	2.05	(7,296)	5.74
At December 31, 2023	10.35	790,720	6.57
Granted	1.37	1,320,120	6.98
Forfeited/Expired	10.85	(241,293)	6.05
At December 31, 2024	3.95	1,869,547	6.56
Granted	4.12	770,251	6.74
Forfeited/Expired	11.69	(43,634)	5.65
Exercised(1)	0.03	(1,250)	4.83
At December 31, 2025(2)	3.87	2,594,914	5.91

(1) The weighted average share price of share options exercised was $10.73
(2) 701,582 of the awards outstanding as of December 31, 2025 were exercisable (2024: 213,243, 2023: 112,244).

Weighted-average Assumptions
The fair values of the options granted during the years ended December 31, 2025, 2024 and 2023 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share price, in USD	7.91 – 16.49	5.80 – 14.81	5.32 – 13.15
Strike price, in USD (weighted average)	4.12	1.37	5.41
Expected volatility	83% — 93%	85% — 94%	83% — 88%
Award life (weighted average)	5.65	5.55	5.6
Expected dividends	—	—	—
Risk-free interest rate	3.66% — 4.47%	3.54% — 4.52%	3.50% — 4.77%